STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total Investments	$ 53,817,952	$ 54,150,813
Receivables:
Other	21,076	26,068
Total receivables	21,076	26,068
Total Assets	53,839,028	54,176,881
NET ASSETS AVAILABLE FOR BENEFITS	53,839,028	54,176,881
Cash
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total Investments	9,765	8,723
The Procter & Gamble Company common stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total Investments	16,550,299	20,893,884
The J.M. Smucker Company common stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total Investments	38,733	47,021
Common collective trust fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total Investments	38,021	41,442
Mutual Funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total Investments	$ 37,181,134	$ 33,159,743